Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GLOBAL X FUNDS
Entity Central Index Key	0001432353
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000073664
Shareholder Report [Line Items]
Fund Name	Global X MSCI Colombia ETF
Class Name	Global X MSCI Colombia ETF
Trading Symbol	COLO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X MSCI Colombia ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/colo/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI Colombia ETF	$33	0.62%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%	[1]
AssetsNet	$ 137,798,996
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 388,565
InvestmentCompanyPortfolioTurnover	28.07%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$137,798,996	31	$388,565	28.07%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Consumer Staples	1.4%
Real Estate	2.5%
Communication Services	3.1%
Repurchase Agreements	3.3%
Consumer Discretionary	3.5%
Industrials	3.8%
Materials	13.0%
Energy	14.6%
Utilities	18.3%
Financials	39.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Grupo Cibest - Preferred Stock	13.7%
Ecopetrol	8.1%
Interconexion Electrica	8.1%
Grupo Cibest - Common Stock	7.3%
Grupo Energia Bogota	4.8%
Cementos Argos	4.7%
Grupo Aval Acciones y Valores	4.0%
Tecnoglass	3.8%
Parex Resources	3.8%
Grupo de Inversiones Suramericana	3.6%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/colo/
C000081214
Shareholder Report [Line Items]
Fund Name	Global X MSCI China Consumer Discretionary ETF
Class Name	Global X MSCI China Consumer Discretionary ETF
Trading Symbol	CHIQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X MSCI China Consumer Discretionary ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/chiq
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI China Consumer Discretionary ETF	$30	0.65%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.65%	[2]
AssetsNet	$ 148,222,972
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 621,419
InvestmentCompanyPortfolioTurnover	9.32%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$148,222,972	62	$621,419	9.32%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	1.1%
Consumer Discretionary	100.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
PDD Holdings ADR	9.5%
Alibaba Group Holding	7.9%
Meituan, Cl B	7.9%
BYD, Cl H	7.4%
JD.com, Cl A	5.9%
Trip.com Group	5.1%
Geely Automobile Holdings	4.0%
Yum China Holdings	3.3%
NIO, Cl A	2.9%
ANTA Sports Products	2.7%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/chiq
C000068030
Shareholder Report [Line Items]
Fund Name	Global X MSCI Norway ETF
Class Name	Global X MSCI Norway ETF
Trading Symbol	NORW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X MSCI Norway ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/norw/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI Norway ETF	$29	0.50%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.50%	[3]
AssetsNet	$ 162,153,768
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 222,869
InvestmentCompanyPortfolioTurnover	1.78%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$162,153,768	59	$222,869	1.78%

Holdings [Text Block]

 Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase Agreements	0.3%
Sweden	0.5%
Denmark	0.6%
South Africa	0.7%
Singapore	0.8%
Faroe Islands	1.0%
United Kingdom	3.6%
Brazil	4.0%
Norway	88.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Equinor	13.7%
DNB Bank	11.3%
Norsk Hydro	6.4%
Kongsberg Gruppen	6.2%
Aker BP	5.2%
Mowi	4.4%
Yara International	4.0%
Orkla	3.6%
Telenor	3.6%
Storebrand	3.4%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/norw/
C000096448
Shareholder Report [Line Items]
Fund Name	Global X FTSE Southeast Asia ETF
Class Name	Global X FTSE Southeast Asia ETF
Trading Symbol	ASEA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X FTSE Southeast Asia ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/asea
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X FTSE Southeast Asia ETF	$34	0.65%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[4]
AssetsNet	$ 94,792,676
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 272,762
InvestmentCompanyPortfolioTurnover	3.73%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$94,792,676	42	$272,762	3.73%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Repurchase AgreementFootnote Reference**	0.0%
China	0.9%
Philippines	3.5%
Indonesia	10.5%
Malaysia	15.8%
Thailand	20.1%
Singapore	48.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote**	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
DBS Group Holdings	16.6%
Oversea-Chinese Banking	9.9%
United Overseas Bank	6.1%
Delta Electronics Thailand PCL NVDR	5.0%
Singapore Telecommunications	4.6%
Malayan Banking	3.7%
Public Bank	3.1%
Bank Central Asia	2.9%
Tenaga Nasional	2.9%
CIMB Group Holdings	2.9%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/asea
C000073663
Shareholder Report [Line Items]
Fund Name	Global X MSCI Argentina ETF
Class Name	Global X MSCI Argentina ETF
Trading Symbol	ARGT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X MSCI Argentina ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/argt/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI Argentina ETF	$29	0.59%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%	[5]
AssetsNet	$ 887,182,117
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 2,333,987
InvestmentCompanyPortfolioTurnover	12.97%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$887,182,117	32	$2,333,987	12.97%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Real Estate	1.3%
Industrials	2.4%
Communication Services	2.9%
Repurchase Agreements	6.8%
Utilities	9.7%
Consumer Staples	10.8%
Materials	13.2%
Financials	13.7%
Energy	22.1%
Consumer Discretionary	23.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
MercadoLibre	20.4%
YPF ADR	10.0%
Vista Energy ADR	7.7%
Grupo Financiero Galicia ADR	5.6%
Pampa Energia ADR	4.6%
Transportadora de Gas del Sur ADR	4.4%
SSR Mining	4.1%
Lithium Argentina	3.9%
Banco Macro ADR	3.8%
Central Puerto ADR	3.5%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/argt/
C000104595
Shareholder Report [Line Items]
Fund Name	Global X MSCI Greece ETF
Class Name	Global X MSCI Greece ETF
Trading Symbol	GREK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X MSCI Greece ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/grek/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI Greece ETF	$30	0.56%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.56%	[6]
AssetsNet	$ 255,847,618
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 821,738
InvestmentCompanyPortfolioTurnover	7.68%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$255,847,618	36	$821,738	7.68%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Real Estate	1.0%
Consumer Staples	1.1%
Repurchase Agreements	2.2%
Materials	4.2%
Communication Services	4.6%
Utilities	7.1%
Energy	8.4%
Consumer Discretionary	9.5%
Industrials	16.9%
Financials	46.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
National Bank of Greece	14.9%
Eurobank	11.5%
Piraeus Bank	10.7%
Alpha Bank	6.5%
Hellenic Telecommunications Organization	4.6%
GEK TERNA	4.5%
Metlen Energy & Metals PLC	4.5%
Public Power	4.4%
Motor Oil Hellas Corinth Refineries	4.4%
JUMBO	3.8%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/grek/
C000205374
Shareholder Report [Line Items]
Fund Name	Global X DAX Germany ETF
Class Name	Global X DAX Germany ETF
Trading Symbol	DAX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X DAX Germany ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/dax/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X DAX Germany ETF	$10	0.20%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[7]
AssetsNet	$ 262,411,032
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 270,907
InvestmentCompanyPortfolioTurnover	1.84%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$262,411,032	41	$270,907	1.84%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Futures ContractsFootnote Reference**	0.0%
United States	0.4%
France	6.1%
Germany	93.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.
Footnote**	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Siemens	11.0%
SAP	8.8%
Allianz	8.7%
Siemens Energy	8.3%
Airbus	6.1%
Deutsche Telekom	5.7%
Infineon Technologies	4.4%
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	3.9%
Rheinmetall	3.7%
Deutsche Bank	3.0%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/dax/
C000231755
Shareholder Report [Line Items]
Fund Name	Global X MSCI Vietnam ETF
Class Name	Global X MSCI Vietnam ETF
Trading Symbol	VNAM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Global X MSCI Vietnam ETF (the "Fund") for the period from November 1, 2025 to April 30, 2026.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/vnam
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X MSCI Vietnam ETF	$27	0.50%Footnote Reference†
Footnote	Description
Footnote†	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%	[8]
AssetsNet	$ 35,325,449
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 74,162
InvestmentCompanyPortfolioTurnover	14.61%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$35,325,449	70	$74,162	14.61%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Rights	0.0%
Consumer Discretionary	0.9%
Utilities	1.6%
Energy	1.8%
Information Technology	4.7%
Materials	9.0%
Industrials	9.3%
Consumer Staples	10.2%
Financials	25.5%
Real Estate	37.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Vingroup JSC	24.8%
Hoa Phat Group JSC	6.8%
FPT	4.1%
Vinhomes JSC	3.8%
Masan Group	3.6%
Bank for Foreign Trade of Vietnam JSC	3.3%
SSI Securities	2.9%
Vietnam Dairy Products JSC	2.9%
VIX Securities JSC	2.7%
Saigon Thuong Tin Commercial JSB	2.6%

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/vnam

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.